Right of use assets - (Details 3) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	₨ 10,852	₨ 10,541
Less than 1 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	805	689
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	2,318	2,379
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	₨ 7,729	₨ 7,473